Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 842	€ 585
Ending balance	1,372	842
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	760	532
Ending balance	1,276	760
Purchased concessions, rights and other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	82	53
Ending balance	96	82
Costs of acquisition or construction
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,330	796
Additions	1,212	534
Disposals	(33)
Ending balance	2,509	1,330
Costs of acquisition or construction | Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,241	738
Additions	1,188	503
Disposals	(28)
Ending balance	2,401	1,241
Costs of acquisition or construction | Purchased concessions, rights and other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	89	58
Additions	24	31
Disposals	(5)
Ending balance	108	89
Accumulated amortization/write downs and depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(488)	(211)
Amortization	648	277
Impairment	18
Disposals	17
Ending balance	(1,137)	(488)
Accumulated amortization/write downs and depreciation | Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(481)	(206)
Amortization	642	275
Impairment	18
Disposals	16
Ending balance	(1,125)	(481)
Accumulated amortization/write downs and depreciation | Purchased concessions, rights and other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(7)	(5)
Amortization	6	2
Impairment	0
Disposals	1
Ending balance	€ (12)	€ (7)